Operations and Reorganization (Tables)	12 Months Ended
Dec. 31, 2020
Operations and Reorganization
Schedule of the Company's subsidiaries and VIEs and VIEs and VIES' subsidiaries

			Percentage of
	Place of	Date of	Direct or Indirect
	Incorporation/	Incorporation/	Economic
Company	Establishment	Establishment	Ownership
Subsidiaries
China Online Education (HK) Limited	Hong Kong	April 1, 2013	100%
51Talk English International Limited	Hong Kong	October 7, 2014	100%
China Online Innovations Inc.*	Philippines	October 9, 2014	99.999993%
On Demand English Innovations Inc.*	Philippines	January 14, 2016	99.999%
Beijing Dasheng Online Technology Co., Ltd.	PRC	June 4, 2013	100%
Helloworld Online Education Group	Cayman	July 13, 2018	100%
Helloworld Online Education Group (HK) Limited	Hong Kong	August 10, 2018	100%
Beijing Helloworld Online Technology Co., Ltd.	PRC	September 3, 2018	100%
TESOL Academy Online Limited	Hong Kong	February 25, 2019	100%
VIEs and VIES' subsidiaries
Beijing Dasheng Zhixing Technology Co., Ltd	PRC	July 8, 2011	100%
51Talk English Philippines Corporation	Philippines	August 3, 2012	100%
Shanghai Zhishi Education Training Co., Ltd	PRC	December 30, 2016	100%
Wuhan Houdezaiwu Online Technology Co., Ltd	PRC	January 12, 2017	100%
Beijing Dasheng Helloworld Technology Co., Ltd.	PRC	July 9, 2018	100%
Shenzhen Dasheng Zhiyun Technology Co., Ltd.	PRC	July 17, 2019	100%
*	The Company directly holds the 99.999993% and 99.999% shares of China Online Innovations Inc. and On Demand English Innovations Inc. respectively. There is no substantive non-controlling interest for China Online Innovations Inc. and On Demand English Innovations Inc. as of December 31, 2019 and 2020. The non-controlling shareholders are nominee shareholders mainly consisting of local residents to comply with local regulations of the Philippines.

Dasheng Zhixing, Zhishi Training, Houdezaiwu Online and Tianjin Zhixing
Operations and Reorganization
Schedule of the assets, liabilities, results of operations and changes in cash and cash equivalents of the VIEs taken as a whole, which were included in the Group's consolidated balance sheets and statements of comprehensive loss

	As of December 31,
	2019	2020
	RMB	RMB
Cash and cash equivalents	214,081	172,511
Time deposits	50,000	692,000
Short-term investments	373,972	434,548
Prepaid expenses and other current assets	211,757	262,699
Inventory	308	1,935
Amounts due from inter-company entities*	2,610,083	825,468
Property and equipment, net	10,645	14,443
Rights of use assets	19,763	67,044
Deferred tax assets	—	9,684
Other assets	11,377	24,091
Total assets	3,501,986	2,504,423
Advances from students-current	2,181,798	2,718,776
Advances from students-non-current	4,783	2,270
Accrued expenses and other current liabilities	77,050	112,453
Taxes payable	1,993	3,474
Lease liability-current and non-current	17,915	64,940
Amounts due to inter-company entities*	2,202,909	207,659
Total liabilities	4,486,448	3,109,572

* All inter-company balances have been eliminated upon consolidation.

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net revenues	1,145,517	1,478,493	2,054,095
Net income/(loss)	(253,493)	(20,893)	367,241

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net cash provided by/(used in) operating activities	(28,969)	372,668	677,263
Net cash used in investing activities	(18,595)	(287,360)	(718,833)
Net increase/(decrease) in cash and cash equivalents	(47,564)	85,308	(41,570)

51Talk English Philippines Corporation
Operations and Reorganization
Schedule of the assets, liabilities, results of operations and changes in cash and cash equivalents of the VIEs taken as a whole, which were included in the Group's consolidated balance sheets and statements of comprehensive loss

	As of December 31,
	2019	2020
	RMB	RMB
Cash and cash equivalents	415	406
Prepaid expenses and other current assets	576	569
Amounts due from inter-company entities*	2,523	2,488
Total assets	3,514	3,463
Accrued expenses and other current liabilities	1,062	1,047
Taxes payable	11,766	11,603
Other non-current liabilities	247	244
Total liabilities	13,075	12,894

* All inter-company balances have been eliminated upon consolidation.

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net revenues	—	—	—
Net loss	(515)	(1,843)	(39)

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net cash used in operating activities	(24)	(7)	—
Effect of exchange rate changes on cash and cash equivalents	3	19	(9)
Net increase/(decrease) in cash and cash equivalents	(21)	12	(9)

Beijing Dasheng Helloworld Technology Co., Ltd.
Operations and Reorganization
Schedule of the assets, liabilities, results of operations and changes in cash and cash equivalents of the VIEs taken as a whole, which were included in the Group's consolidated balance sheets and statements of comprehensive loss

	As of December 31,
	2019	2020
	RMB	RMB
Cash and cash equivalents	743	1,516
Prepaid expenses and other current assets	4,597	5,037
Amounts due from inter-company entities*	44,672	56
Property and equipment, net	200	104
Rights of use assets	1,947	4,795
Other assets	1	34
Total assets	52,160	11,542
Amounts due to inter-company entities*	59,281	32,300
Accrued expenses and other current liabilities	7,107	7,751
Taxes payable	287	455
Lease liability	1,686	4,575
Total liabilities	68,361	45,081

* All inter-company balances have been eliminated upon consolidation.

1    Operations and Reorganization (Continued)

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net revenues	—	42,132	36,698
Net loss	(1,215)	(15,176)	(17,621)

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net cash provided by operating activities	17	1,249	772
Net cash provided by / (used in) investing activities	—	(523)	1
Net increase in cash and cash equivalents	17	726	773

Shenzhen Dasheng Zhiyun Technology Co., Ltd
Operations and Reorganization
Schedule of the assets, liabilities, results of operations and changes in cash and cash equivalents of the VIEs taken as a whole, which were included in the Group's consolidated balance sheets and statements of comprehensive loss

	As of December 31,
	2019	2020
	RMB	RMB
Cash and cash equivalents	827	1,006
Amounts due from inter-company entities*	1,200	2,577
Total assets	2,027	3,583
Amounts due to inter-company entities*	906	1,581
Advances from students—current	10	—
Accrued expenses and other current liabilities	824	1,300
Taxes payable	77	161
Total liabilities	1,817	3,042

* All inter-company balances have been eliminated upon consolidation.

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net revenues	—	1,748	8,434
Net profit	—	210	278

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net cash provided by operating activities	—	827	179
Net increase in cash and cash equivalents	—	827	179